UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2008

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$ 4,233,591
List of Other Included Managers:

No.	13F File Number	Name

None

                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101        8605    123655 SH     SOLE                 117225     0     6430
Abbott Labs                      com           002824100      139920   2641491 SH     SOLE                1199951     0  1441540
Alcoa Inc                        com           013817101      143096   4017295 SH     SOLE                1900405     0  2116890
American Express Co.             com           025816109      119592   3174715 SH     SOLE                1411545     0  1763170
American International Group     com           026874107       82409   3114475 SH     SOLE                1377557     0  1736918
Aon Corp.                        com           037389103        6730    146490 SH     SOLE                 146490     1        0
Apache Corp.                     com           037411105        1682     12100 SH     SOLE                      0     0    12100
AT&T Inc.                        com           00206r102      168823   5011071 SH     SOLE                2155905     0  2855166
Baker Hughes Inc.                com           057224107      104729   1199091 SH     SOLE                 562481     0   636610
Bank of America Corp.            com           060505104       91737   3843205 SH     SOLE                1860167     0  1983038
Berkshire Hathaway Inc.          cl a          084670108        2415        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         262     21300 SH     SOLE                  21300     0        0
BP                               sponsored adr 055622104         228      3280 SH     SOLE                      0     0     3280
Cemex SAB                        spon adr new  151290889      100362   4063226 SH     SOLE                1874758     0  2188468
Chevron Corp                     com           166764100      201602   2033709 SH     SOLE                 951379     0  1082330
Cisco Systems Inc.               com           17275R102      152254   6545750 SH     SOLE                2777635     0  3768115
Citigroup Inc.                   com           172967101       71320   4255393 SH     SOLE                1896455     0  2358938
Comcast Corp. Special Cl A       cl a spl      20030N200      130482   6955314 SH     SOLE                3075439     0  3879875
ConocoPhillips                   com           20825c104      179835   1905237 SH     SOLE                 885651     0  1019586
Consolidated Edison Inc.         com           209115104         352      9000 SH     SOLE                      0     0     9000
Covidien LTD                     com           g2552x108      148747   3106015 SH     SOLE                1386364     0  1719651
CVS Caremark Corp.               com           126650100      152183   3845922 SH     SOLE                1718032     0  2127890
Devon Energy Corp.               com           25179M103      168674   1403745 SH     SOLE                 676225     0   727520
Dow Chemical Corp.               com           260543103         349     10000 SH     SOLE                      0     0    10000
Dupont De Nemours                com           263534109         336      7827 SH     SOLE                   1500     0     6327
El Paso Corporation              com           28336L109      159428   7333390 SH     SOLE                3248320     0  4085070
EMC Corporation                  com           268648102        5744    391015 SH     SOLE                 391015     0        0
Exelon Corp.                     com           30161n101       94301   1048253 SH     SOLE                 491913     0   556340
Ford Motor Co.                   com           345370860          72     15000 SH     SOLE                  15000     0        0
General Electric                 com           369604103      110820   4152131 SH     SOLE                1855686     0  2296445
GlaxoSmithKline                  sponsored adr 37733W105         604     13656 SH     SOLE                      0     0    13656
Goldman Sachs Group              com           38141G104        5920     33850 SH     SOLE                  33850     0        0
Hewlett Packard Inc.             com           428236103      140469   3177315 SH     SOLE                1403990     0  1773325
Home Depot                       com           437076102         234     10000 SH     SOLE                      0     0    10000
Intel Corp.                      com           458140100         354     16500 SH     SOLE                      0     0    16500
International Business Machines  com           459200101      165323   1394774 SH     SOLE                 660744     0   734030
J.C. Penney Inc.                 com           708160106       86979   2396775 SH     SOLE                1157515     0  1239260
J.P. Morgan Chase & Co.          com           46625h100      120081   3499882 SH     SOLE                1692242     0  1807640
Johnson & Johnson                com           478160104      113183   1759142 SH     SOLE                 660042     0  1099100
Kraft Foods Inc-A                cl a          50075n104      137328   4826987 SH     SOLE                2311395     0  2515592
Liberty Media - Interactive A    int com ser a 53071m104         480     32515 SH     SOLE                   1331     0    31184
Liberty Media Corp Ent. Group A  ent com ser a 53071m500         630     26008 SH     SOLE                   1064     0    24944
Lowe's Companies                 com           548661107      108905   5248430 SH     SOLE                2273390     0  2975040
McKesson Corp                    com           58155Q103       59878   1070971 SH     SOLE                 891831     0   179140
Merrill Lynch                    com           590188108       70116   2211160 SH     SOLE                 979010     0  1232150
Microsoft Corp.                  com           594918104         275     10000 SH     SOLE                      0     0    10000
Morgan Stanley                   com new       617446448         517     14320 SH     SOLE                  14320     0        0
News Corp Class B                cl b          65248E203        7033    458204 SH     SOLE                 458204     0        0
Nuveen Insured Municipal Opportuncom           670984103         324     25000 SH     SOLE                  25000     0        0
Nuveen Select Tax-Free Income Porsh ben int    67062F100         282     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105      127423   6067758 SH     SOLE                2836048     0  3231710
Pfizer Inc.                      com           717081103         210     12000 SH     SOLE                  12000     0        0
Philip Morris International      com           718172109         296      6000 SH     SOLE                      0     0     6000
Procter & Gamble                 com           742718109      124770   2051800 SH     SOLE                 910850     1  1140950
Stanley Works                    com           854616109         276      6153 SH     SOLE                   6153     2        0
The Walt Disney Co.              com           254687106         448     14350 SH     SOLE                  14350     0        0
Time Warner Cable - A            cl a          88732j108         207      7800 SH     SOLE                   7800     0        0
Time Warner Inc.                 com           887317105        2612    176460 SH     SOLE                  23460     0   153000
United Parcel Service- Cl B      cl b          911312106      127967   2081775 SH     SOLE                 979370     0  1102405
United Technologies              com           913017109      145855   2363943 SH     SOLE                1129033     0  1234910
Verizon Communications           com           92343v104         302      8540 SH     SOLE                      0     0     8540
Western Union Co.                com           959802109         247     10000 SH     SOLE                      0     0    10000
Wyndham Worldwide Corp           com           98310w108       75295   4204062 SH     SOLE                1534602     0  2669460
Xerox                            com           984121103       61682   4548799 SH     SOLE                3706789     0   842010